Note 14 Loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	[1]	Dec. 31, 2021
Loans and receivables [Line Items]
Loans and advances to customers	€ 377,643	€ 357,351	[2]	€ 318,939
On demand [Member]
Loans and receivables [Line Items]
Loans and advances to customers	3,040	4,101		3,161
Credit card debt [Member]
Loans and receivables [Line Items]
Loans and advances to customers	22,889	18,898		14,030
Trade receivables [Member]
Loans and receivables [Line Items]
Loans and advances to customers	25,096	25,987		19,524
Lease receivables [member]
Loans and receivables [Line Items]
Loans and advances to customers	9,463	8,571		7,911
Reverse repurchase agreements [Member]
Loans and receivables [Line Items]
Loans and advances to customers	92	102		23
Other term loans [Member]
Loans and receivables [Line Items]
Loans and advances to customers	312,186	294,059		268,047
Advances that are not loans [Member]
Loans and receivables [Line Items]
Loans and advances to customers	€ 4,877	€ 5,633		€ 6,243

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).